Right-of-use asset and lease liability: - Minimum annual payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Minimum annual payments:
Minimum annual payments under the non-cancelable leases, undiscounted	$ 1,484
2023
Minimum annual payments:
Minimum annual payments under the non-cancelable leases, undiscounted	431
2024
Minimum annual payments:
Minimum annual payments under the non-cancelable leases, undiscounted	459
2025
Minimum annual payments:
Minimum annual payments under the non-cancelable leases, undiscounted	158
2026
Minimum annual payments:
Minimum annual payments under the non-cancelable leases, undiscounted	161
2027 and thereafter
Minimum annual payments:
Minimum annual payments under the non-cancelable leases, undiscounted	$ 275